Investments - Net Realized Capital Gains and Sale of AFS (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Gain (Loss) on Securities [Line Items]
Gross gains on sales	$ 14	$ 55	$ 166	$ 67
Gross losses on sales	(20)	(8)	(32)	(18)
Net realized gains (losses) on sales of equity securities	19	0	0	0
Change in net unrealized gains (losses) on equity securities	(2)	0	1	2
Net credit losses on fixed maturities, AFS	0	0	(1)
Intent-to-sell impairments	0	0	(6)	0
Net other-than-temporary impairments ("OTTI") losses recognized in earnings				(4)
Transactional foreign currency revaluation	0	0	3	(4)
Realized Investment Gains (Losses)	(20)	(242)	(74)	(275)
Net realized capital gains (losses) related to equity securities still held	(6)	(59)	(31)
Fixed maturities, available-for-sale	2,976	1,622	2,824	3,498
Not Designated as Hedging Instrument
Gain (Loss) on Securities [Line Items]
Gain (Loss) on Derivatives	(25)	(299)	(187)	(315)
Not Designated as Hedging Instrument | Other Credit Derivatives
Gain (Loss) on Securities [Line Items]
Gain (Loss) on Derivatives	37	(54)	149	54
Variable Annuity
Gain (Loss) on Securities [Line Items]
Gain (Loss) on Derivatives	(67)	(243)	(332)	(365)
Foreign Exchange Forward | Not Designated as Hedging Instrument
Gain (Loss) on Securities [Line Items]
Gain (Loss) on Derivatives	5	(2)	(7)	(4)
Modified Coinsurance Reinsurance Contract | Not Designated as Hedging Instrument
Gain (Loss) on Securities [Line Items]
Gain (Loss) on Derivatives	15	22	(50)	(55)
GMWB derivatives, net
Gain (Loss) on Securities [Line Items]
Gain (Loss) on Derivatives			82	53
Macro hedge program
Gain (Loss) on Securities [Line Items]
Gain (Loss) on Derivatives	(67)	(243)	(414)	(418)
Other investments
Gain (Loss) on Securities [Line Items]
Other, net	16	(72)	192	106
Mortgage loans
Gain (Loss) on Securities [Line Items]
Current period provision (release)	0	6	(8)
Equity securities, at fair value
Gain (Loss) on Securities [Line Items]
Net realized capital gains (losses) related to equity securities still held	(3)	1	4	(2)
Fixed maturities, AFS
Gain (Loss) on Securities [Line Items]
Gross gains on sales	14	55	165	67
Gross losses on sales	(16)	(8)	(31)	(16)
Fixed maturities, available-for-sale	$ 2,372	$ 1,007	$ 1,789	$ 2,541